Related Party (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 15, 2021	Sep. 15, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 04, 2021	Sep. 30, 2020
Related Party (Details) [Line Items]
Payment of living expenses			$ 47,701	$ 35,637
Shares of common stock							$ 3,905,634
Revenue			$ 253,348			$ 80,000
Invested amount					$ 484,753
Warrants shares (in Shares)					277,000
Common stock shares (in Shares)					272,000
Expenses					$ 172,091	138,713
The September 2020 Goldberg Loan Agreement [Member]
Related Party (Details) [Line Items]
Promissory note		$ 16,705
Interest rate		7.00%
Fair value amount								$ 6,463,363
Percentage of principal amount								200.00%
Principal amount	$ 939,022
Accrued interest						3,576
Cash						200,000
Shares of common stock						150,000
The September 2020 Rosen Loan Agreement [Member]
Related Party (Details) [Line Items]
Promissory note		$ 3,295
Interest rate		7.00%
Fair value amount								$ 1,274,553
Percentage of principal amount								200.00%
Principal amount	$ 185,279
Accrued interest						1,610
Repaid amount						188,574
Interest amount						$ 1,677